SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Subsidiaries
Entity	Country of Incorporation	Voting Control	Functional Currency

Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar

New Classifications Under Ifrs 9
Financial assets/liabilities	Classification
Cash	FVTPL
Trade and Other payables	Amortized cost
Convertible Promissory Notes	Amortized cost
Promissory Notes	Amortized cost